OTHER INCOME	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
OTHER INCOME	11. OTHER INCOME
	For the years ended December 31,
	2021	2022	2023	2023
	HK$	HK$	HK$	US$
Government grant	—	216,000	—	—
Sundry income	—	—	172,832	22,127
Total	—	216,000	172,832	22,127